UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eagle Value Partners, LLC

Address:  655 Third Avenue, 11th Floor
          New York, NY  10017

13F File Number: 028-13580

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles H. Witmer
Title:  Managing Member
Phone:  (212) 812-3080


Signature, Place and Date of Signing:

/s/ Charles H. Witmer             New York, New York         November 12, 2010
----------------------            ------------------         -----------------
     [Signature]                     [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        15

Form 13F Information Table Value Total:        $39,955
                                               (thousands)


List of Other Included Managers:

Form 13F File Number            Name

1. 028-10559                    Eagle Capital Partners, L.P.

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN 2        COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6        COL 7        COLUMN 8

                                                          VALUE     SHS OR   SH/  PUT/  INVESTMENT      OTHR      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT  PRN  CALL  DISCRETION      MGRS   SOLE    SHARED   NONE
ALTISOURCE PORTFOLIO SOLNS S   REG SHS         L0175J104  1,270      40,788  SH         SHARED-DEFINED   1      40,788
CLARUS CORP                    COM             182707109    677     103,406  SH         SHARED-DEFINED   1     103,406
CHUBB CORP                     COM             171232101  2,503      43,913  SH         SHARED-DEFINED   1      43,913
COMPASS MINERALS INTL INC      COM             20451N101  6,424      83,837  SH         SHARED-DEFINED   1      83,837
COVANTA HLDG CORP              COM             22282E102  1,084      68,800  SH         SHARED-DEFINED   1      68,800
DIAMOND OFFSHORE DRILLING IN   COM             25271C102    911      13,437  SH         SHARED-DEFINED   1      13,437
ENSCO PLC                      SPONSORED ADR   29358Q109    660      14,745  SH         SHARED-DEFINED   1      14,745
E TRADE FINANCIAL CORP         COM NEW         269246401    935      64,170  SH         SHARED-DEFINED   1      64,170
GLOBE SPECIALTY METALS INC     COM             37954N206  7,503     534,427  SH         SHARED-DEFINED   1     534,427
LOEWS CORP                     COM             540424108  1,014      26,758  SH         SHARED-DEFINED   1      26,758
PHH CORP                       COM NEW         693320202  2,201     104,500  SH         SHARED-DEFINED   1     104,500
PACKAGING CORP AMER            COM             695156109  4,426     191,026  SH         SHARED-DEFINED   1     191,026
SEACOAST BKG CORP FLA          COM             811707306    951     779,803  SH         SHARED-DEFINED   1     779,803
SIX FLAGS ENTMT CORP NEW       COM             83001A102  6,343     144,294  SH         SHARED-DEFINED   1     144,294
STEWART INFORMATION SVCS COR   COM             860372101  3,054     269,809  SH         SHARED-DEFINED   1     269,809



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